Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Plan assets measured at fair value
Post-employment benefit liability	$ 733,049	$ 771,468	$ 1,913,680
Plan assets
Plan assets measured at fair value
Post-employment benefit liability	(474,479)	(505,765)	$ (1,270,685)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	23,703	21,685
Money market securities	238,556	255,588
Total investment assets	460,808	446,465
Cash management	13,671	59,300
Post-employment benefit liability	474,479	505,765
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	23,703	21,685
Money market securities	238,556	255,588
Total investment assets	460,808	446,465
Post-employment benefit liability	460,808	446,465
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	34,851	23,865
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	34,851	23,865
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	163,698	145,327
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 163,698	$ 145,327